Senior Notes payable and letter of credit facilities - Letters of credit (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding	$ 303,387
Restricted cash securing credit facilities and reinsurance contracts	306,032
Committed, secured facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	225,000
Line of Credit Facility, Fair Value of Amount Outstanding	99,638
Restricted cash securing credit facilities and reinsurance contracts	102,283
Uncommitted, unsecured facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Fair Value of Amount Outstanding	203,749
Restricted cash securing credit facilities and reinsurance contracts	$ 203,749